Cover	9 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	LIFE CLIPS, INC.
Entity Central Index Key	0001604930
Entity Tax Identification Number	46-2378100
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2875 Northeast 191 Street
Entity Address, Address Line Two	Suite 500 - #218
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
City Area Code	(800)
Local Phone Number	292-8991
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Registered Agents Inc.
Entity Address, Address Line Two	30 N Gould St Ste R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801